RELATED PARTY TRANSACTIONS (Summary of Related Parties Transaction by Related Party) (Details)	12 Months Ended
Dec. 31, 2019
Vincent Tianquan Mo
Related Party Transaction [Line Items]
Relationship with the Company	Executive chairman of the board of directors and controlling shareholder of the Company
Richard Jiangong Dai
Related Party Transaction [Line Items]
Relationship with the Company	Director of the board up until February 25, 2016
Wall Street Global Training Center
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Beihai Silver Beach
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Che Tian Xia Company
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Shanghai Yuyue Electronic
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
China Index Holdings
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence
Next Decade Technology
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Media Partner Investments
Related Party Transaction [Line Items]
Relationship with the Company	A company under the control of Vincent Tianquan Mo
Chongqing Wanli New Energy
Related Party Transaction [Line Items]
Relationship with the Company	Equity method investment